UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 576-0100

Date of fiscal year end: April 30

Date of reporting period: January 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

CROFT-LEOMINSTER VALUE FUND
			Schedule of Investments
			January 31, 2007 (Unaudited)
Shares/Principal Value		Market Value	% of Net Assets

COMMON STOCK 88.72%
Aerospace/Defense
953	Boeing Co.	85,351	0.68%

Agricultural
4,531	CF Industries Holdings, Inc.	138,196	1.10%

Banks, S&L'S And Brokers
4,910	Bank of America Corp.	258,168	2.06%

Building & Construction
2,900	Chicago Bridge & Iron Co.	86,188
1,911	Fluor Corp.	157,849
5,122	Foster Wheeler Ltd. *	273,617
1,974	Trinity Industries, Inc.	75,506
		593,159	4.73%
Capital Equipment
944	Caterpillar, Inc.	60,482
3,063	Deere & Co.	307,158
1,600	Rockwell Automation International Group, Inc.	97,936
6,209	Terex Corp. *	353,230
1,500	United Technologies Corp.	102,030
		920,836	7.35%
Consumer Nondurables
2,116	Procter & Gamble Co.	137,265
3,602	Triarc Companies, Inc. Class B	76,506
		213,771	1.71%
Consumer Services
2,192	Devry, Inc.	61,727
1,400	McDonalds Corp.	62,090
		123,817	0.99%
Containers & Paper
1,500	Packaging Corp. of America	34,260
1,800	Pactiv Corp. *	58,392
		92,652	0.74%
Energy Services
2,599	Pacific Ethanol, Inc. *	42,650	0.34%

Financial Services
8,027	Amvescap Plc.	195,618
4,060	Citigroup, Inc.	223,828
3,292	Waddell & Reed Financial, Inc.	84,506
		503,951	4.02%
Forester Products
6,167	Weyerhaeuser Co.	462,525	3.69%

Gas & Gas Transmission
3,632	Southern Union Co.	101,006
1,769	Ultra Petroleum Corp.*	92,342
10,499	Williams Cos., Inc.	283,368
		476,716	3.80%
Healthcare
2,267	Edwards Lifesciences Corp. *	115,980
1,995	Lincare Holdings, Inc.*	78,503
2,628	Pall Corp.	91,349
6,307	Qiagen NV *	108,922
3,376	Unitedhealth Group, Inc.	176,430
		571,184	4.56%
Hotels & Gaming
1,024	Harrahs Entertainment, Inc.	86,508	0.69%

Industrial Products
1,207	Eaton Corp.	94,568
2,863	Perkinelmer, Inc.	68,340
1,529	USG Corp.*	81,954
2,400	Wesco International, Inc.*	145,728
		390,591	3.12%
Insurance
7,724	Marsh & McLennan Companies, Inc.	227,858	1.82%

International Oil & Gas
992	Canadian Natural Resources Ltd.	49,620
4,286	Nexen, Inc.	259,389
7,894	Opti Canada, Inc. *	133,488
14,918	Petrobank Energy & Resources, Ltd. Canadian *	236,898
18,626	UTS Energy Corp. *	67,985
1,680	Western Oil Sands, Inc. *	45,494
		792,873	6.33%
Life Insurance
900	Genworth Financial, Inc.	31,410
3,038	Prudential Financial, Inc.	270,777
		302,187	2.41%
Media & Entertainment
3,033	CBS Corp.	94,539
1,357	Liberty Media Capital*	138,821
6,789	Liberty Media Interactive Class A*	165,448
5,322	Regal Entertainment Group	119,745
3,033	Viacom, Inc. Class B *	123,352
		641,905	5.12%
Multi-Industry
3,600	General Electric Co.	129,780
4,471	Honeywell International, Inc.	204,280
2,521	ITT Corp.	150,378
3,191	Pentair, Inc.	99,432
1,061	Textron, Inc.	98,853
11,128	Tyco International, Inc.	354,761
		1,037,483	8.28%
Natural Gas
3,408	Bill Barrett Corp. *	105,307
3,670	Penn West Energy Trust	111,274
		216,582	1.73%

Pharmaceuticals
1,200	Amgen, Inc. *	84,444
1,132	Cephalon, Inc.*	81,968
2,000	Icon Public Limited Co. * +	74,600
2,037	Johnson & Johnson	136,072
3,824	Pfizer, Inc.	100,342
4,800	Pharmaceutical Product Development, Inc.	165,600
2,065	Wyeth	102,032
		745,057	5.94%
Property & Casualty Insurance
4,550	Ace Ltd.	262,899
2,706	American International Group, Inc.	185,226
3,963	St. Paul Travelers Companies, Inc.	201,519
		649,643	5.18%
Retail
7,140	Lowes Companies, Inc.	240,689
2,871	Payless Shoesource, Inc.*	97,470
858	Sears Holding Corp. *	151,566
		489,726	3.91%
Specialty Chemicals
1,500	3M Co.	111,450
1,600	FMC Corp.	124,560
		236,010	1.88%
Technology
2,922	Altera Corp.*	58,586	0.47%

Transportation
1,000	Burlington Northern, Inc.	80,360
1,025	Kansas City Southern Industries, Inc. *	30,812
		111,172	0.89%
Utilities
15,822	Aquila, Inc.*	71,674
7,963	Centerpoint Energy, Inc.	137,441
1,300	Firstenergy Corp.	77,129
1,400	PG&E Corp.	65,352
2,043	Pinnacle West Capital Corp.	99,678
1,572	Sempra Energy	90,201
6,354	Sierra Pacific Resources *	108,145
		649,620	5.18%

	Total Common Stock (Cost $7,566,346)	11,118,775	88.72%

SHORT TERM INVESTMENTS - 11.29%

Commerical Paper
500,000	Sears Roebuck & Co., 5.35%, 08/14/2007 (Cost $500,000)	500,000	3.99%

Money Market Funds
783,010	Short-term Investment Trust Treasury Portfolio 5.10% **	783,010
131,741	AIM Short Term Investments Company Prime Portfolio 5.25%**	131,741
	Total Money Market Funds (Cost $914,751)	914,751	7.30%

	Total Short Term Investments (Cost $1,414,751)	1,414,751	11.29%

	Total Investments (Cost $8,981,097)	12,533,526	100.01%

	Liabilities in excess of other assets	(976)	-0.01%

	NET ASSETS - 100.00%	$12,532,550	100.00%

* Non-Income producing security
** Variable Rate Security; the coupon rate shown represents the rate at January 31, 2007.
+ American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
The Croft Value Fund
1. SECURITY TRANSACTIONS
At January 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $8,981,097 amounted to $3,552,428, which consisted of aggregate gross unrealized appreciation of
$3,694,491 and aggregate gross unrealized depreciation of $142,063.

CROFT-LEOMINSTER INCOME FUND
			Schedule of Investments
			January 31, 2007 (Unaudited)

Shares/Principal Value		Market Value	% of Net Assets

CLOSED END MUTUAL FUNDS
Taxable Bond Funds
6,200	Alliance World Dollar Gov't Fund II	$ 87,048
4,500	Western Asset Worldwide, Inc. Fund	60,615
9,600	Templeton Emerging Markets Income Fund	135,552
		283,215	2.75%

Total Closed End Mutual Funds (Cost $227,527)		$ 283,215	2.75%

CORPORATE BONDS AND NOTES

Accident & Health Insurance
40,000	Unumprovident Corp. , 7.625%, 3/01/11	42,540	0.41%

Bituminous Coal & Lignite Surface Mining
50,000	Massey Energy Co. , 6.625%, 11/15/10	49,750	0.48%

Business Equipment
60,000	Pitney Bowes, Inc. 4.75%, 5/15/18	54,600	0.53%

Cable TV & Cellular Telephone
100,000	Tele-Communications, Inc. Senior Debentures, 7.875%, 8/1/13	111,000	1.08%

Chemicals
65,000	ARCO Chemical Co. Debentures, 10.250%, 11/1/10	72,150
150,000	ARCO Chemical Co. Debentures, 9.800%, 2/1/20	172,500
75,000	Agrium, Inc. Debentures (Yankee), 7.800%, 2/1/27	82,823
100,000	Hanna (M.A.) Co. Notes, 6.580%, 2/23/11	88,630
70,000	IMC Global, Inc. Senior Notes, 11.250%, 6/1/11	74,116
30,000	IMC Global, Inc. Senior Debentures, 9.450%, 12/15/11	31,014
30,000	IMC Global, Inc. Debentures, 6.875%, 7/15/07	30,189
99,000	Millennium American, Inc. Senior Unsecured Debentures, 7.625%, 11/15/26	92,070
		643,492	6.24%
Containers & Paper
150,000	Abitibi-Consolidated, Inc. Debentures, 7.400%, 4/1/18	132,375
45,000	Abitibi-Consolidated, Inc. Debentures, 7.500%, 4/1/28	38,250
30,000	Abitibi-Consolidated, Inc. Debentures, 8.850%, 8/1/30	27,300
		197,925	1.92%

Department Stores
185,000	JC Penney Corp. 8.125% 4/1/27	189,829	1.84%

Electric & Gas Utilities
100,000	Dominion Resources, Inc. 6.250%, 6/30/12	103,470
67,000	El Paso Corp. Senior Notes, 7.000%, 5/15/11	68,675
		172,145	1.67%
Electronic Instruments and Controls
40,000	Arrow Electronics, Inc. Senior Debentures, 6.875%, 6/1/18	40,960
60,000	Arrow Electronics, Inc. Debentures, 7.500%, 1/15/27	64,410
		105,370	1.02%
Energy and Energy Services
65,000	Global Marine, Inc., Notes, 7.000%, 6/1/28	69,498	0.67%

Environmental Service/Pollution Control
50,000	Waste Management, Inc. Debentures, 7.650%, 3/15/11	53,560	0.52%

Federal & Federally-Sponsored Credit Agencies
75,000	Federal Home Loan Mortgage Corp., 6.100%, 11/7/21	73,418
150,000	Federal Home Loan Mortgage Corp., 5.500%, 7/28/15	147,255
121,000	Fannie Mae 4.00%, 12/18/14	111,477
100,000	Fannie Mae 4.50%, 12/18/17	92,410
90,000	Fannie Mae 4.50%, 5/28/15	84,969
110,000	Fannie Mae 4.73%, 4/8/11	107,668
105,000	Fannie Mae 4.81%, 6/30/16	99,950
200,000	Fannie Mae 5%, 7/24/18	189,500
120,000	Fannie Mae 5.00%, 7/2/18	113,808
158,000	Fannie Mae 5.00%, 7/23/20	147,303
125,000	Federal Farm Credit Bank 5.41%, 11/7/16	123,600
80,000	Federal Home Loan Bank 4.50%, 6/12/13	76,672
121,000	Fredie Mac 4.55%, 3/15/18	111,719
		1,479,749	14.36%

Financial Services
100,000	American Financial Group, Inc. Senior Debentures, 7.125%, 4/15/09	102,710
60,000	CIGNA Corp. Debentures, 7.875%, 5/15/27	70,092
20,000	Washington Mutual Cap Company Guarantee, 8.375%, 6/1/27	20,942
		193,744	1.88%
Gas & Gas Transmission
100,000	KN Energy, Inc. Senior Debentures , 7.250%, 3/1/28	99,190	0.96%

Home Improvement Stores
30,000	Home Depot, Inc. 5.20%, 3/1/11	29,718	0.29%

Home Lawn & Garden Equipment
100,000	Toro Company Debentures, 7.800%, 6/15/27	105,460	1.02%

Hotels & Motels
100,000	Harrah's Operating Co., 6.500%, 6/1/16	91,050	0.88%

Industrial Goods
75,000	Cummins Engine Company, Inc. Debentures, 6.750%, 2/15/27	74,190
50,000	Tyco International Group, SA Company Guarantee, 6.875%, 1/15/29	57,785
		131,975	1.28%
Insurance Agents, Brokers & Service
120,000	Marsh & McLennan Co. , 5.750%, 9/15/15	117,912	1.14%

International Gas & Oil
175,000	Nexen, Inc. 5.05%. 11/20/13	167,860
150,000	Opti Canada, Inc. 8.25% 12/15/14	156,750
		324,610	3.15%

Media & Entertainment
170,000	Time Warner, Inc. Debentures, 9.150%, 2/1/23	212,330	2.06%

Miscellaneous Consumer Goods & Services
100,000	Tenneco Packaging, Inc. Debentures, 8.125% 6/15/17	112,720	1.09%

Miscellaneous Manufacturing Industries
25,000	Blyth, Inc., 7.90%, 10/1/09	25,375	0.25%

Mobile Homes
50,000	Champion Enterprises, Inc., 7.625%, 5/15/09	49,375	0.48%

Natural Gas Distribution
100,000	Southern Union Co., 4.800%, 8/15/08	98,660	0.96%

Paper & Paper Products
100,000	Boise Cascade Corp. Debentures, 7.350%, 2/1/16	97,000
100,000	Bowater, Inc. Debentures, 9.375%, 12/15/21	103,000
		200,000	1.94%
Pipelines
150,000	Sonat Inc. Notes, 7.625%, 7/15/11	156,750	1.52%

Printing & Publishing
165,000	News America Holdings, Inc. Senior Debentures, 7.750%, 2/1/24	183,662	1.78%

Radiotelephone Communications
95,000	Nextel Communications, Inc. , 7.380%, 8/1/15	97,366	0.94%

Retail Stores
55,000	Albertson's Medium-Term, Inc. Notes, 6.520%, 4/10/28	42,026
55,000	Sears Roebuck Co. , 7.500%, 10/15/27	52,074
		94,100	0.91%
Security & Protection Services
115,000	L-3 Communications Corp. 7.625%, 6/15/12	118,600	1.15%

Semiconductors
30,000	Flextronics Intl., Ltd. Senior Subordinated Notes, 9.875%, 7/1/10	29,400	0.29%

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers
60,000	Albemarle Corp., 5.100%, 2/1/15	56,538	0.55%

Steel & Iron
185,000	Carpenter Technology 7.625%, 8/15/11	197,266	1.91%

Steel Works, Blast Furnaces & Rolling Mills
91,000	U.S. Steel, LLC, Senior Notes, 10.750%, 8/1/08	96,351	0.94%

Telephones & Communications
95,000	Alltel Corp., 7.875%, 7/1/32	101,204
186,000	AT&T Corp. , 8.250%, 2/1/30	183,824
115,000	Motorola, Inc. Debentures 6.500%, 11/15/28	115,322
6,129	NYNEX Corp. Amortized Debentures, 9.550%, 5/1/10	6,590
		406,939	3.95%
Tires
80,000	Goodyear Tire & Rubber Co. Notes, 7.857%, 8/15/11	81,800	0.79%

Wholesale-Computer & Peripheral Equipment & Software
7,000	IKON Office Solutions, 7.250%, 6/30/08	7,166	0.07%

Total Corporate Bonds and Notes (Cost $6,437,501)		$ 6,487,512	62.96%

SHORT-TERM INVESTMENTS

Commercial Paper
200,000	AIGFun, 5.02% 8/14/2007	200,000
200,000	AIGFun, 5.05% 8/14/2007	200,000
400,000	AMEX, 5.00% 8/14/2007	400,000
400,000	GECC, 5.08% 8/14/2007	400,000
400,000	HSBC, 5.05% 8/14/2007	400,000
400,000	LaSalle Bank Paper, 5.03% 8/14/2007	400,000
200,000	SRAC, 5.35% 8/14/2007	200,000
200,000	SRAC, 5.36% 8/14/2007	200,000
200,000	Toyota Credit Corp., 5.06% 8/14/2007	200,000
200,000	Toyota Credit Corp., 5.07% 8/14/2007	200,000
	Total Commercial Paper (Cost $2,800,000)	2,800,000	27.17%

Money Market Funds
486,331	Short-term Investment Trust Treasury Portfolio 5.10% *	486,331
125,688	AIM Short Term Investments Company Prime Portfolio 5.25%*	125,688
	Total Money Market Funds (Cost $612,019)	612,019	5.94%

	Total Short Term Investments (Cost $3,412,019)	$ 3,412,019	33.11%

	Total Investments (Cost $9,849,520)	10,182,746	98.82%

	Other assets less Liabilities	121,853	1.18%

NET ASSETS - 100.00%		$ 10,304,599	100.00%

* Variable Rate Security; the coupon rate shown represents the rate at January 31,2007.

NOTES TO FINANCIAL STATEMENTS
The Croft Income Fund
1. SECURITY TRANSACTIONS
At January 31,2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,849,520 amounted to $333,227, which consisted of aggregate gross unrealized appreciation of
$408,062 and aggregate gross unrealized depreciation of $74,835.

 Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft

* Kent Croft

   CEO

Date:  March 23, 2007

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Kent Croft

* Kent Croft

   CEO

Date:  March 23, 2007

By /s/Phillip Vong

* Phillip Vong

Treasurer

Date:  March 23, 2007